Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Class Of Stock [Line Items]
Summary of Aggregate Information on all Equity Compensation Plans
The following table sets forth the aggregate information on all equity compensation plans as of March 31, 2024:

Plan (in thousands, except per share amounts)	Number of shares of common stock to be issued upon exercise of outstanding stock options and rights (a)	Weighted- average exercise price of stock options and rights $	Number of shares of common stock remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))(2)
Equity compensation plans approved by security holders - 2017 Plan (1)	222	21.40	144
Equity compensation plans not approved by security holders - Del Mar (BC) 2013 Amended and Restated Stock Option Plan	—	2,060.08	—

Totals	222	32.92	144

(1)	The Del Mar (BC) 2013 Amended and Restated Stock Option Plan refers to the Company’s previous equity compensation plan.
(2)	The balance of 144 shares of common stock available for issuance under the 2017 Plan as of March 31, 2024 , is net of stock options previously exercised.

The following table sets forth the aggregate information on all equity compensation plans as of June 30, 2023:

Plan Category (in thousands, except per share amounts)	Number of shares of common stock to be issued upon exercise of outstanding stock options and rights (a)	Weighted- average exercise price of stock options and rights $	Number of shares of common stock remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))
Equity compensation plans approved by security holders - 2017 Plan (1)	275	$34.72	160
Equity compensation plans not approved by security holders - Del Mar (BC) 2013 Amended and Restated Stock Option Plan	1	$2,160.10	—

Totals	276	$51.71	160

(1)	The Del Mar (BC) 2013 Amended and Restated Stock Option Plan refers to the Company’s previous equity compensation plan.
(2)	The balance of 161 shares of common stock available for issuance under the 2017 Plan as of June 30, 2023, is net of stock options previously exercised.

Schedule of Stock Option Expense
The Company has recognized the following amounts as stock option expense for the periods noted (in thousands):

	Three months ended March 31,		Nine months ended March 31,
	2024 $	2023 $	2024 $	2023 $
Research and development	50	94	143	368
General and administrative	106	196	338	876

	156	290	481	1,244

The Company has recognized the following amounts as stock option expense for the periods noted:

	Years ended June 30,
	2023 $	2022 $
Research and development	451	601
General and administrative	1,039	1,647

	1,490	2,248

Schedule of Unvested Stock Options
The following table sets forth changes in unvested stock options under all plans:

	Number of Options (in thousands)	Weighted average exercise price $
Unvested at June 30, 2023	118	24.12
Granted	89	4.66
Vested	(56)	19.31
Forfeited	(31)	8.26

Unvested at March 31, 2024	120	16.07

The following table sets forth changes in unvested stock options under all plans:

	Number of options (in thousands)	Weighted average exercise price $
Unvested at June 30, 2021	77	80.18
Granted	79	49.46
Vested	(48)	78.23
Forfeited	(24)	83.76

Unvested at June 30, 2022	84	51.23
Granted	78	8.79
Vested	(44)	48.53

Unvested at June 30, 2023	118	24.12

Schedule of Restricted Stock Units

Number of RSU (in thousands)
Balance – June 30, 2023	78
Issuance of restricted stock units	—
Vesting of restricted stock units	(4)
Forfeiture of restricted stock units	(8)

Balance – March 31, 2024	66

	Number of RSU (in thousands)	Number of RSU vested (in thousands)
Balance – June 30, 2021 and 2022	—	—
Issuance of RSU	78	—

Balance – June 30, 2023	78	—

Schedule of Warrants
The following table sets forth changes in outstanding common stock warrants:

	Number of Warrants (in thousands)	Weighted average exercise price $
Balance – June 30, 2023	713	43.55
Expiry of warrants issued for services	(20)	57.14

Balance – March 31, 2024	693	43.12

The following table sets forth changes in outstanding warrants:

	Number of warrants (in thousands)	Weighted average exercise price $
Balance – June 30, 2021	139	167.21
Issuance of 2022 Investor Warrants	240	62.50
Issuance of PFW	96	0.05
Issuance of 2022 Agent Warrants	12	78.13
Issuance of 2022 April Investor Warrants	324	20.50
Issuance of 2022 April Agent Warrants	32	33.13
Exercise of PFW	(96)	0.05
Exercise of 2020 Investor Warrants	(1)	50.00
Expiry of warrants (i)	(26)	427.51

Balance – June 30, 2022	720	49.36
Expiry of 2018 Investor and Agent warrants	(7)	625.68

Balance – June 30, 2023	713	43.55

i)
Expired warrants include: 21 Adgero replacement warrants with an exercise price of $159.00, four 2017 Investor Warrants with an exercise price of $1,750.00, and one 2017 Agent Warrant with an exercise price of $2,030.00.

Schedule of Changes in Outstanding Warrants
The following table summarizes the Company’s outstanding common stock warrants as of March 31, 2024:

Description of warrants	Number (in thousands)	Exercise price $	Expiry date
2022 April Investor warrants	325	20.50	April 14, 2027
2022 Investor warrants	240	62.50	March 28, 2025
2020 Investor warrants	65	50.00	August 16, 2024
2019 Investor warrants	15	155.00	June 5, 2024
NBTS Warrants	3	54.50	June 19, 2025
2022 April Agent warrants	32	33.12	October 14, 2026
2022 Agent warrants	12	78.12	March 28, 2025
2019 Agent warrants	1	193.75	June 3, 2024

	693

The following table summarizes the Company’s outstanding warrants as of June 30, 2023:

Description of warrants	Number (in thousands)	Exercise price $	Expiry date
2022 April Investor warrants	325	20.50	April 14, 2027
2022 Investor warrants	240	62.50	March 28, 2025
2020 Investor warrants	65	50.00	August 16, 2024
2019 Investor warrants	15	155.00	June 5, 2024
NBTS Warrants	3	54.50	June 19, 2025
Warrants issued for services	20	32.00 to 450.00	September 22, 2023 to February 25, 2024
2022 April Agent warrants	32	33.12	October 14, 2026
2022 Agent warrants	12	78.12	March 28, 2025
2019 Agent warrants	1	193.75	June 3, 2024

	713

Series C Warrants
Class Of Stock [Line Items]
Schedule of Changes in Outstanding Warrants
The following table summarizes the Company’s outstanding Series C Agent Warrants as of March 31, 2024:

Series C Agent Warrants	Number	Conversion price $	Number of conversion shares (in thousands)	Cumulative common stock dividends (in thousands)
Series 1	1,929	58.00	33	23
Series 2	219	60.70	4	3
Series 3	296	57.50	5	4

	2,444		42	30

The following table summarizes the Company’s outstanding Series C Agent Warrants as of June 30, 2022:

Series C Agent Warrants	Number	Conversion price $	Number of conversion shares (in thousands)	Cumulative common stock dividends (in thousands)
Series 1	1,929	58.00	33	23
Series 2	219	60.70	4	3
Series 3	296	57.50	5	4

	2,444		42	30

Schedule of Conversion of Series C Preferred Stock to Series C Warrants
The following table sets forth changes in outstanding Series C Agent Warrants:

	Balance June 30, 2023	Number of Warrants Issued	Number of Warrants Exercised	Balance, March 31, 2024	Conversion price $
Preferred Series C-1 Agent Warrants	1,929	—	—	1,929	58.00
Preferred Series C-2 Agent Warrants	219	—	—	219	60.70
Preferred Series C-3 Agent Warrants	296	—	—	296	57.50

	2,444	—	—	2,444

The following table sets forth changes in outstanding Series C Agent Warrants:

	Balance, June 30, 2022	Number of Warrants Issued	Number of Warrants Exercised	Balance, June 30, 2023	Exercise price $
Issuance of Preferred Series C-1 Agent Warrants	1,929	—	—	1,929	58.00
Issuance of Preferred Series C-2 Agent Warrants	219	—	—	219	60.70
Issuance of Preferred Series C-3 Agent Warrants	296	—	—	296	57.50

	2,444	—	—	2,444

Stock options [Member]
Class Of Stock [Line Items]
Schedule of Outstanding Under the Legacy Plan
The following table sets forth changes in stock options outstanding under all plans:

	Number of stock options outstanding (in thousands)	Weighted average exercise price
Balance – June 30, 2023	198	51.71
Granted	89	4.66
Expired	(34)	107.69
Forfeited	(31)	8.26

Balance – March 31, 2024	222	30.70

The following table sets forth changes in stock options outstanding under all plans:

	Number of stock options outstanding (in thousands)	Weighted average exercise price
Balance – June 30, 2021	128	112.84
Granted	79	49.46
Expired	(6)	151.19
Forfeited	(25)	83.76

Balance – June 30, 2022	176	87.05
Granted	78	8.79
Expired	(56)	102.65

Balance – June 30, 2023	198	51.71

Summary of Stock Options Currently Outstanding and Exercisable
The following table summarizes stock options outstanding and exercisable under all plans at
March
 31
, 202
4
:

Exercise price $	Number Outstanding at March 31, 2024 (in thousands)	Weighted average remaining contractual life (years)	Number exercisable at March 31, 2024 (in thousands)
4.66	79	9.42	15
6.04	9	8.89	2
8.79	34	8.34	14
12.75 to 16.25	6	8.53	6
30.50 to 48.00	73	7.56	44
62.00 to 68.50	13	7.06	13
85.00	7	6.46	7
304.95 to 2,660.00	1	2.11	1

	222		102

The following table summarizes stock options outstanding and exercisable under all plans at June 30, 2023:

Exercise price $	Number Outstanding at June 30, 2023 (in thousands)	Weighted average remaining contractual life (years)	Number exercisable at June 30, 2023 (in thousands)
6.04	9	9.64	—
8.79	64	9.10	—
12.75 to 16.25	6	9.30	6
30.50 to 48.00	83	8.01	40
62.00 to 68.50	14	7.89	13
85	21	7.22	20
1,055.00 to 2,660.00	1	2.48	1

	198		80

Schedule of Valuation Assumptions Using a Black-Scholes Pricing Model
Stock options granted during the nine months ended March 31, 2024, have been valued using a Black-Scholes pricing model with the following assumptions:

March 31, 2024
Dividend rate	—%
Estimated volatility	91.40%
Risk-free interest rate	4.24%
Expected term – years	6.08

Stock options issued during the years ended June 30, 2023, and 2022, have been valued using a Black-Scholes pricing model with the following assumptions:

	June 30, 2023	June 30, 2022
Dividend rate	—%	—%
Volatility	91.4%	91.7%
Risk-free rate	2.67%	1.18%
Term – years	6.1	6.0

Performance stock units [Member]
Class Of Stock [Line Items]
Schedule of Issuance of Series C Preferred Stock

	Series C Preferred Stock
	Number of shares	$ (in thousands)
Balance – June 30, 2023	14,208	10,366
Conversion of Series C Preferred stock to common stock	(540)	(393)

Balance – March 31, 2024	13,668	9,973

	Series C Preferred Stock
	Number of shares	$ (in thousands)
Balance – June 30, 2021	20,092	14,652
Conversion of Series C Preferred stock to common stock	(3,254)	(2,377)

Balance – June 30, 2022	16,838	12,275
Conversion of Series C Preferred stock to common stock	(2,630)	(1,909)

Balance – June 30, 2023	14,208	10,366

Schedule of Series C Preferred Stock Outstanding, Conversion Shares and Aggregate Dividends
The Company’s Series C Preferred Stock outstanding, conversion shares, and aggregate dividends as of
March
 31,
2024
, are as follows:

Series	Number	Conversion price $	Number of conversion shares (in thousands)	Dividend Shares (in thousands)
Series 1	10,925	58.00	188	151
Series 2	898	60.70	15	10
Series 3	1,845	57.50	32	24

	13,668		235	185

Series C Dividends	Dividend Shares (in thousands)
10% - August 19, 2021 (actual)	34
15% - August 19, 2022 (actual)	43
20% - August 19, 2023 (actual)	49
25% - August 19, 2024 (estimated)	59

185

The Company’s Series C Preferred Stock outstanding, conversion shares, and future dividends as of June 30, 2023, are as follows:

Series	Number	Conversion Price $	Number of conversion shares (in thousands)	Dividend Shares (in thousands)
Series 1	11,415	58.00	197	153
Series 2	898	60.70	15	10
Series 3	1,895	57.50	33	25

	14,208		245	188

Series C Dividends	Dividend Shares (in thousands)
10% - August 19, 2021 (actual)	34
15% - August 19, 2022 (actual)	43
20% - August 19, 2023 (estimated)	49
25% - August 19, 2024 (estimated)	62

188